Fees Summary	Jul. 28, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 495,251,543.32
Previously Paid Amount	0.00
Total Fee Amount	68,394.24
Total Offset Amount	0.00
Net Fee	$ 68,394.24
Narrative - Max Aggregate Offering Amount | shares	495,251,543.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true